Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS 100.0%
COMMODITY – 9.6%
Goldman Sachs Physical Gold ETF*(a)	1,859,971	$33,265,581
EQUITY – 50.9%
Invesco Nasdaq 100 ETF	240,921	35,971,915
SPDR Dow Jones Industrial Average ETF Trust	49,811	17,487,646
Vanguard Consumer Staples ETF	88,423	17,308,802
Vanguard Health Care ETF	214,572	52,643,094
Vanguard Utilities ETF	349,431	52,816,496
		176,227,953
FIXED INCOME – 39.5%
Vanguard Intermediate-Term Bond ETF	198,786	17,049,875
Vanguard Intermediate-Term Treasury ETF	260,622	17,049,891
Vanguard Long-Term Bond ETF	520,052	51,240,724
Vanguard Long-Term Treasury ETF	596,086	51,328,966
		136,669,456
TOTAL EXCHANGE-TRADED FUNDS
(Cost $344,794,552)		346,162,990

TOTAL INVESTMENTS – 100.0%
(Cost $344,794,552)		346,162,990
Other Assets in Excess of Liabilities – (0.0)%		13,151
TOTAL NET ASSETS – 100.0%		$346,176,141

*	Non-income producing security.
(a)	Affiliated issuer.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF	$–	$34,050,684	$(409,491)	$(200)	$(375,412)	$33,265,581	1,859,971	$–	$–